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            SEMIANNUAL REPORT JUNE 30, 2000


                                   EATON VANCE
                                     SPECIAL
                                    EQUITIES
                                      FUND

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

[PHOTO]

Edward E. (Jack) Smiley, Jr.
Portfolio Manager

- The U.S. expansion continued in the first half of 2000, although amid signs of moderation, as leading economic indicators signaled slower demand. Gross domestic product rose 5.4% in the first quarter of 2000, a solid performance but well below the pace set in the fourth quarter of 1999.


- The Federal Reserve's interest rate hikes may finally be taking effect. In an attempt to engineer a "soft landing" for the economy, the Fed has raised its benchmark Federal Funds rate - a key short-term interest rate barometer
     - on six occasions in the past year alone for a total of 175 basis points (1.75%).

- Despite anecdotal evidence of a slowing economy, corporate profits for smaller companies remained in an uptrend in the first half of 2000. Standard & Poor's estimates that the companies in the S&P SmallCap 600 will post average earnings growth of around 30% for the year.

THE FUND
-------------------------------------------------------------------------------
     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 12.58% during the six months ended June 30, 2000.(1) This return resulted from an increase in net asset value per share (NAV) to $9.40 on June 30, 2000 from $9.39 on December 31, 1999, and the reinvestment of $1.227 in capital gain distributions.

- The Fund's Class B shares had a total return of 12.30% during the same period.(1) This return resulted from an increase in NAV to $20.92 from $19.67, and the reinvestment of $1.227 in capital gain distributions.

- The Fund's Class C shares had a total return of 12.38% during the same period.(1) This return resulted from an increase in NAV to $14.81 from $14.22, and the reinvestment of $1.227 in capital gain distributions.

     MANAGEMENT DISCUSSION

- Small-cap stocks outpaced large-cap stocks in the first half of 2000. The S&P SmallCap 600 Index rose 6.93% during the six-month period, versus a -0.43% return for the S&P 500.(2) Prior to last year, small-cap stocks had underperformed their large-cap counterparts in every year since 1994, a striking historical anomaly.

- Technology-related stocks remained the Portfolio's largest commitments at June 30, 2000. One Portfolio holding, Dallas Semiconductor Corp., designs semi-conductors and subsystems for applications in telecommunications, data storage and networking. Another holding, Microchip, Inc. manufactures specialty chips for control applications in the auto, industrial and consumer markets.

- Biotechnology stocks were among the Portfolio's strongest performers, although management pared some positions following the first-half rally. Vertex Pharmaceuticals, Inc. develops small-molecule drugs, including a promising hepatitis treatment now in second phase testing. Novoste Corp. is a medical devices firm seeking approval for its Beta-Cath System, which produces low level radiation that significantly reduces the re-narrowing of arteries in angioplasty patients.

- While software stocks were among the Portfolio's weaker performers, management took advantage of the decline to add to positions in favored companies. Remedy Corp. creates software for service industries, including products that help service desks better assist customers. HNC Software manufactures predictive software that increases the efficiency of retailers, including anti-fraud software for online merchants.

- The Portfolio remained very selective within the financial sector, nearly eliminating its bank exposure altogether. Asset manager Waddell and Reed Financial was a strong performer, with a 64% earnings surge in the first quarter. In the energy area, Newfield Exploration continued to benefit from sharply higher oil and gas prices, with revenues rising 80% in the first quarter.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 2000


PERFORMANCE(3)                                      CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             49.46%     48.55%     48.38%
Five Years                                           24.22      22.25      22.11
Ten Years                                            15.63       N.A.       N.A.
Life of Fund+                                        10.42      19.84      20.68

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             40.82%     43.55%     47.38%
Five Years                                           22.75      22.07      22.11
Ten Years                                            14.95       N.A.       N.A.
Life of Fund+                                        10.22      19.77      20.68


+ Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94


TEN LARGEST EQUITY HOLDINGS(4)
--------------------------------------------------------------------------------
Tekelec                                     2.8%
Novoste Corp.                               1.6
Serena Software, Inc.                       1.5
Dallas Semiconductor Corp.                  1.5
Resmed, Inc.                                1.4
Waddell & Reed Financial, Inc. Class A      1.4
Iron Mountain, Inc.                         1.4
Remedy Corp.                                1.4
MiniMed, Inc.                               1.4
Interwoven, Inc.                            1.4



(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) The SmallCap 600 is an unmanaged Index of small capitalization stocks. It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC. (4) Based on market value. Ten largest holdings represent 15.8% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $91,900,647)         $121,632,552
Receivable for Fund shares sold                123,881
------------------------------------------------------
TOTAL ASSETS                              $121,756,433
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for service fees     $     14,410
Payable for Fund shares redeemed                30,747
Payable to affiliate for Trustees' fees            561
Accrued expenses                                74,902
------------------------------------------------------
TOTAL LIABILITIES                         $    120,620
------------------------------------------------------
NET ASSETS                                $121,635,813
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 79,362,616
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                12,948,027
Accumulated net investment loss               (406,735)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         29,731,905
------------------------------------------------------
TOTAL                                     $121,635,813
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $108,518,019
SHARES OUTSTANDING                          11,550,521
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.40
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.40)       $       9.97
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 10,455,706
SHARES OUTSTANDING                             499,720
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      20.92
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,662,088
SHARES OUTSTANDING                             179,702
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      14.81
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $   182,216
Dividends allocated from Portfolio            107,213
Expenses allocated from Portfolio            (421,084)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (131,655)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     1,683
Distribution and service fees
   Class A                                     80,508
   Class B                                     44,018
   Class C                                      8,808
Transfer and dividend disbursing agent
   fees                                        83,274
Registration fees                              27,300
Legal and accounting services                  11,229
Custodian fee                                  10,809
Printing and postage                            7,451
-----------------------------------------------------
TOTAL EXPENSES                            $   275,080
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (406,735)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $13,254,747
-----------------------------------------------------
NET REALIZED GAIN                         $13,254,747
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   849,896
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   849,896
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $14,104,643
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $13,697,908
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (406,735) $        (672,235)
   Net realized gain                            13,254,747         23,608,127
   Net change in unrealized appreciation
      (depreciation)                               849,896          8,998,968
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     13,697,908  $      31,934,860
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $    (12,924,080) $     (10,854,787)
      Class B                                     (552,936)          (322,759)
      Class C                                     (118,883)           (82,724)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (13,595,899) $     (11,260,270)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      4,402,523  $       6,150,129
      Class B                                    4,359,199          2,077,454
      Class C                                    1,484,631            656,838
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   11,676,043          9,699,962
      Class B                                      493,426            294,993
      Class C                                      112,615             82,601
   Cost of shares redeemed
      Class A                                   (7,203,113)        (8,810,063)
      Class B                                   (1,335,714)        (1,140,585)
      Class C                                     (191,761)          (500,354)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     13,797,849  $       8,510,975
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     13,899,858  $      29,185,565
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    107,735,955  $      78,550,390
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    121,635,813  $     107,735,955
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (406,735) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                          ------------------------------------------------------------------------
                                          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000        ---------------------------------------------------
                                          (UNAUDITED)(1)         1999(1)      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $  9.390          $  7.500    $ 6.990   $ 8.950   $ 7.980   $ 6.880
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                           $ (0.029)         $ (0.060)   $(0.055)  $(0.032)  $(0.009)  $(0.009)
Net realized and unrealized gain                 1.266             3.064      1.126     0.922     1.874     1.599
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $  1.237          $  3.004    $ 1.071   $ 0.890   $ 1.865   $ 1.590
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net realized gain                        $ (1.227)         $ (1.114)   $(0.561)  $(2.706)  $(0.895)  $(0.490)
In excess of net realized gain                      --                --         --    (0.144)       --        --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $ (1.227)         $ (1.114)   $(0.561)  $(2.850)  $(0.895)  $(0.490)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $  9.400          $  9.390    $ 7.500   $ 6.990   $ 8.950   $ 7.980
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                  12.58%            42.30%     15.82%    14.18%    23.76%    23.31%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $108,518          $100,009    $73,896   $73,144   $76,999   $70,456
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                    1.13%(4)          1.21%      1.23%     1.12%     1.04%     1.08%
   Net investment loss                           (0.63)%(4)        (0.77)%    (0.76)%   (0.46)%   (0.10)%   (0.12)%
Portfolio Turnover of the Portfolio                 77%              103%       116%      156%       91%       81%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS B
                                          ------------------------------------------
                                          SIX MONTHS ENDED  YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000     ------------------------
                                          (UNAUDITED)(1)       1999(1)       1998
------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $19.670          $14.820      $13.320
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                           $(0.146)         $(0.245)     $(0.162)
Net realized and unrealized gain                2.623            6.209        2.223
------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 2.477          $ 5.964      $ 2.061
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net realized gain                        $(1.227)         $(1.114)     $(0.561)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(1.227)         $(1.114)     $(0.561)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $20.920          $19.670      $14.820
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                 12.30%           41.36%       15.74%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $10,456          $ 6,508      $ 3,946
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                   1.93%(4)         2.01%        2.09%
   Net investment loss                          (1.43)%(4)       (1.57)%      (1.25)%
Portfolio Turnover of the Portfolio                77%             103%         116%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                          ------------------------------------------
                                          SIX MONTHS ENDED  YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000     ------------------------
                                          (UNAUDITED)(1)       1999(1)       1998
------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $14.220          $11.000      $ 9.960
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                           $(0.105)         $(0.183)     $(0.241)
Net realized and unrealized gain                1.922            4.517        1.842
------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 1.817          $ 4.334      $ 1.601
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net realized gain                        $(1.227)         $(1.114)     $(0.561)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(1.227)         $(1.114)     $(0.561)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $14.810          $14.220      $11.000
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                 12.38%           40.90%       16.44%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $ 2,662          $ 1,219      $   709
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                   1.97%(4)         2.04%        2.11%
   Net investment loss                          (1.46)%(4)       (1.61)%      (1.24)%
Portfolio Turnover of the Portfolio                77%             103%         116%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                 JUNE 30, 2000           YEAR ENDED
    CLASS A                                       (UNAUDITED)         DECEMBER 31, 1999
    -------------------------------------------------------------------------------------
    Sales                                               459,015                779,005
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      1,185,422              1,165,040
    Redemptions                                        (750,063)            (1,136,580)
    -------------------------------------------------------------------------------------
    NET INCREASE                                        894,374                807,465
    -------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 JUNE 30, 2000           YEAR ENDED
    CLASS B                                       (UNAUDITED)         DECEMBER 31, 1999
    -------------------------------------------------------------------------------------
    Sales                                               209,287                126,080
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         22,480                 16,893
    Redemptions                                         (62,873)               (78,434)
    -------------------------------------------------------------------------------------
    NET INCREASE                                        168,894                 64,539
    -------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 JUNE 30, 2000           YEAR ENDED
    CLASS C                                       (UNAUDITED)         DECEMBER 31, 1999
    -------------------------------------------------------------------------------------
    Sales                                               100,402                 57,804
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          7,252                  6,583
    Redemptions                                         (13,653)               (43,151)
    -------------------------------------------------------------------------------------
    NET INCREASE                                         94,001                 21,236
    -------------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,280 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/366 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $34,448 and $6,606 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $180,000 and $377,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $80,508, $9,570, and $2,202 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $3,000 and $100 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,152,986 and $10,316,770, respectively, for the six months ended June 30, 2000.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 1.9%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                      12,000    $  1,224,000
Specialized market research.
Harte-Hanks Communications, Inc.                 45,000       1,125,000
Owns and operates an international
direct marketing company.
-----------------------------------------------------------------------
                                                           $  2,349,000
-----------------------------------------------------------------------
Auto and Parts -- 0.8%
-----------------------------------------------------------------------
Gentex Corp.(1)                                  40,000    $  1,005,000
Sells automotive related parts and
smoke detectors.
-----------------------------------------------------------------------
                                                           $  1,005,000
-----------------------------------------------------------------------
Banks - Regional -- 0.8%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       38,000    $    999,875
The largest independent bank holding
company in Texas.
-----------------------------------------------------------------------
                                                           $    999,875
-----------------------------------------------------------------------
Biotechnology -- 2.5%
-----------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                     12,000    $    325,500
Biotechnology firm specializing in the
engineering of proteins.
Human Genome Sciences, Inc.(1)                    5,000         666,875
Researches and develops pharmaceutical
and diagnostic products.
Transkaryotic Therapies, Inc.(1)                 25,000         918,750
Biotechnology firm specializing in the
research of gene therapies.
Vertex Pharmaceuticals, Inc.(1)                  11,000       1,159,125
Develops drugs for use in HIV, cancer
and other diseases.
-----------------------------------------------------------------------
                                                           $  3,070,250
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.0%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                 25,000    $  1,218,750
Radio station operator.
-----------------------------------------------------------------------
                                                           $  1,218,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Radio -- 0.7%
-----------------------------------------------------------------------
Sirus Satelite Radio, Inc.(1)                    20,000    $    886,250
Developing a satellite radio system to
deliver news and music to vehicles.
-----------------------------------------------------------------------
                                                           $    886,250
-----------------------------------------------------------------------
Business Products and Services -- 1.4%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                            28,000    $    784,000
Adult education services.
CompuCredit Corp.(1)                             30,000         900,000
Originates and purchases
credit products.
-----------------------------------------------------------------------
                                                           $  1,684,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 7.5%
-----------------------------------------------------------------------
American Management Systems, Inc.(1)             25,000    $    820,702
International consulting firm, designing
technology solutions.
Calico Commerce, Inc.(1)                         40,000         650,000
E-commerce software and
services provider.
Diamond Technology Partners(1)                   15,000       1,320,000
Management consulting firm.
Forrester Research, Inc.(1)                       5,000         364,062
Market research firm focused on the
Internet and technology.
Heidrick and Struggles International,
Inc.(1)                                          25,000       1,578,125
Executive search firm.
Iron Mountain, Inc.(1)                           50,000       1,700,000
Provides record and information
management services.
On Assignment, Inc.(1)                           50,000       1,525,000
Places professionals in need of
temporary help.
Pegasus Systems, Inc.(1)                         60,000         652,500
Transaction processing for the
hotel industry.
Plexus Corp.(1)                                   5,000         565,000
Contract developer and manufacturer of
electronic products.
-----------------------------------------------------------------------
                                                           $  9,175,389
-----------------------------------------------------------------------
Communications Equipment -- 8.4%
-----------------------------------------------------------------------
BreezeCom Ltd.(1)                                22,000    $    957,000
International consulting firm designing
technology solutions.
Exfo Electro-Optical Engineering,
Inc.(1)                                           5,800         254,475
Manufactures fiberoptic test,
measurement and monitoring instruments.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Equipment (continued)
-----------------------------------------------------------------------
Glenayre Technologies, Inc.(1)                   90,000    $    950,625
Specializes in equipment used for
voice messaging.
InFocus Corp.(1)                                 25,000         804,687
Manufactures data and
video productions.
Newport Corp.                                     8,100         869,737
Produces automated assembly, measurement
and test equipment used for
fiber-optic communications.
Pinnacle Holdings, Inc.(1)                       30,000       1,620,000
Owns towers used for
wireless communication.
Polycom, Inc.(1)                                  8,000         752,750
Makes long-distance audio and data-
conferencing products.
Proxim, Inc.(1)                                   6,000         593,813
Manufactures wireless local area
networking products.
Tekelec(1)                                       70,000       3,373,125
Enables networks to integrate
enhanced services.
-----------------------------------------------------------------------
                                                           $ 10,176,212
-----------------------------------------------------------------------
Computer Software -- 10.5%
-----------------------------------------------------------------------
Accrue Software, Inc.(1)                         30,000    $  1,065,000
Analyzes internet traffic
characteristics for websites.
Allaire Corp.(1)                                 15,000         551,250
Produces software that enables
organizations to link information
systems to the web.
Bluestone Software, Inc.(1)                      15,000         385,312
Provides software for enterprise
interaction management.
Breakaway Solutions, Inc.(1)                     15,000         405,000
Provides Internet business and customer
relationship services.
Exchange Applications, Inc.(1)                   53,300       1,419,112
Marketing automation software.
HNC Software, Inc.(1)                            15,000         926,250
Provides software which detects debit
and credit card fraud and manages
retail inventories.
Interwoven, Inc.(1)                              15,000       1,649,766
Provides web content
management solutions.
National Computer System, Inc.                   30,000       1,477,500
Creates, tests and scores tests,
applications and profiles.
Numerical Technologies, Inc.(1)                  18,000         875,250
Produces technology and software for use
in semiconductor design and testing.
Razorfish, Inc.(1)                               45,000         722,812
Specializes in Internet development
and consultation.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------------
SERENA Software, Inc.(1)                         40,000    $  1,816,252
Provides eBusiness infrastructure
software change management solutions.
TIBCO Software, Inc.(1)                           3,000         321,703
Provides software for e-commerce and
information delivery over the internet.
WatchGuard Technologies, Inc.(1)                 20,000       1,098,750
Provides internet security solutions.
-----------------------------------------------------------------------
                                                           $ 12,713,957
-----------------------------------------------------------------------
Distribution -- 1.2%
-----------------------------------------------------------------------
United Stationers(1)                             45,000    $  1,456,875
Wholesaler of office supplies
and equipment.
-----------------------------------------------------------------------
                                                           $  1,456,875
-----------------------------------------------------------------------
Drugs -- 1.0%
-----------------------------------------------------------------------
Tanox, Inc.(1)                                   13,500    $    638,719
Develops antibodies to treat infectious
diseases and cancer.
United Therapeutics(1)                            5,000         541,875
Develops pharmaceuticals to treat
vascular diseases.
-----------------------------------------------------------------------
                                                           $  1,180,594
-----------------------------------------------------------------------
Education -- 2.2%
-----------------------------------------------------------------------
Career Education Corp.(1)                        22,000    $  1,067,000
Operates and owns private, post
secondary institutions.
Devry, Inc.(1)                                   61,700       1,631,194
Higher education company.
-----------------------------------------------------------------------
                                                           $  2,698,194
-----------------------------------------------------------------------
Electrical Equipment -- 1.1%
-----------------------------------------------------------------------
Micrel, Inc.(1)                                  30,000    $  1,303,125
Designs and sells analog
integrated circuits.
-----------------------------------------------------------------------
                                                           $  1,303,125
-----------------------------------------------------------------------
Electronics - Instruments -- 1.9%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  22,000    $  1,138,500
Provides machine vision systems which
are used to automate the
manufacturing process.
Digimarc Corp.(1)                                20,000         770,000
Provides digital
watermarking technologies.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronics - Instruments (continued)
-----------------------------------------------------------------------
Helix Technology Corp.                           10,000    $    390,000
Develops technology used in the
manufacturing of electronic components.
-----------------------------------------------------------------------
                                                           $  2,298,500
-----------------------------------------------------------------------
Electronics - Semiconductors -- 5.8%
-----------------------------------------------------------------------
Dallas Semiconductor Corp.                       44,000    $  1,793,000
Designs, manufactures, and markets
electronic chips and
chip-based subsystems.
Dupont Photomasks, Inc.(1)                        8,000         548,000
Provides equipment to
semiconductor manufacturers.
Elantec Semiconductor, Inc.(1)                   15,000       1,044,375
Manufactures circuits for use in
communications markets.
Exar Corp.(1)                                    10,000         871,875
Designs and sells semiconductors for use
in communications and video and
imaging products.
Microchip Technology, Inc.(1)                    10,500         611,789
Manufactures
specialized semiconductors.
Millipore Corp.                                  15,000       1,130,625
Makes purification and filtration
products for semiconductor
equipment manufacturers.
PMC-Sierra, Inc.(1)                               2,000         355,375
Provides high speed internetworking
component solutions.
Qlogic Corp.(1)                                  10,500         693,656
Manufactures circuits and
adapter boards.
-----------------------------------------------------------------------
                                                           $  7,048,695
-----------------------------------------------------------------------
Entertainment -- 0.4%
-----------------------------------------------------------------------
Callaway Golf Co.                                30,000    $    489,375
Manufactures and markets premium priced
golf clubs and apparel.
-----------------------------------------------------------------------
                                                           $    489,375
-----------------------------------------------------------------------
Financial Services -- 0.3%
-----------------------------------------------------------------------
Profit Recovery Group International,
Inc.(1)                                          20,000    $    332,500
Provides recovery audit services to
large corporations.
-----------------------------------------------------------------------
                                                           $    332,500
-----------------------------------------------------------------------
Health Services -- 4.1%
-----------------------------------------------------------------------
MedQuist, Inc.(1)                                21,960    $    746,640
Provides electronic transcription and
data management services to the
healthcare industry.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Health Services (continued)
-----------------------------------------------------------------------
MiniMed, Inc.(1)                                 14,000    $  1,652,000
Developer and manufacturer of medical
devices focusing on diabetics.
Province Healthcare Co.(1)                       27,000         975,375
Acquires and operates rural hospitals.
Renal Care Group, Inc.(1)                        38,300         936,554
Provides dialysis to patients with
chronic kidney failure.
Thermo Cardiosystems, Inc.(1)                    70,000         700,000
Manufactures implantable left
ventricular-assist systems.
-----------------------------------------------------------------------
                                                           $  5,010,569
-----------------------------------------------------------------------
Information Services -- 3.5%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                  15,000    $    408,750
Database information services.
BISYS Group, Inc. (The)(1)                       20,000       1,230,000
Services financial institutions with
computer, administrative and marketing
support data processing services.
Cerner Corp.(1)                                  10,000         272,500
Designs information systems for
hospitals, clinics and physicians.
Peregrine Systems, Inc.(1)                        6,000         208,125
Creates software to aid in managing and
monitoring business through the use of
a network.
Remedy Corp.(1)                                  30,000       1,672,500
Help desk management software.
Scient Corp.(1)                                  10,000         441,250
Provides Internet and technology
consulting services.
-----------------------------------------------------------------------
                                                           $  4,233,125
-----------------------------------------------------------------------
Investment Services -- 0.6%
-----------------------------------------------------------------------
National Discount Brokers Group, Inc.(1)         23,000    $    733,125
Online retail brokerage firm.
-----------------------------------------------------------------------
                                                           $    733,125
-----------------------------------------------------------------------
Machinery -- 0.4%
-----------------------------------------------------------------------
Ionics, Inc.(1)                                  15,000    $    459,375
Supplier of water-treatment and water-
purification systems.
-----------------------------------------------------------------------
                                                           $    459,375
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 4.7%
-----------------------------------------------------------------------
Aspect Medical Systems, Inc.(1)                  19,800    $    534,600
Produces anesthesia-monitoring systems.
Cytyc Corp.(1)                                   15,000         800,625
Manufactures sample-preparation systems
for use in medical testing.
Haemonetics Corp.(1)                             35,000         735,000
Designs and manufactures equipment for
the collection, processing and surgical
salvage of blood.
Novoste Corp.(1)                                 31,798       1,939,678
Provides equipment for the use in
medical procedures.
Resmed, Inc.(1)                                  64,400       1,722,700
Makes devices that help diagnose and
treat obstructive sleep apnea.
-----------------------------------------------------------------------
                                                           $  5,732,603
-----------------------------------------------------------------------
Metals - Industrial -- 0.6%
-----------------------------------------------------------------------
Stillwater Mining Co.(1)                         25,000    $    696,875
Explores, develops and mines platinum
and palladium.
-----------------------------------------------------------------------
                                                           $    696,875
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.9%
-----------------------------------------------------------------------
Core Laboratories NV(1)                          45,000    $  1,305,000
Analyzes petroleum fluids for
oil companies.
Global Industries Ltd.(1)                        30,000         566,250
Provides oil field
construction services.
Varco International, Inc.(1)                     37,050         861,412
Provider of oil field products
and services.
Veritas DGC, Inc.(1)                             30,000         780,000
Gathers seismic data for oil and
gas companies.
-----------------------------------------------------------------------
                                                           $  3,512,662
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.3%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                            65,000    $  1,438,125
Emerging growth energy company with good
exploration track record.
Louis Dreyfus Natural Gas(1)                     15,940         499,121
Niche developer and driller of gas
properties.
Newfield Exploration Co.(1)                      20,000         782,500
Acquires and develops energy properties
in domestic U.S.
Noble Affiliates, Inc.                           35,000       1,303,750
Explores and produces oil and gas in the
United States, Canada and Africa.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------
Nuevo Energy Co.(1)                              40,000    $    755,000
Explores and produces natural gas
and oil.
Santa Fe Snyder Corp.(1)                         28,700         326,463
Explores and develops oil and gas fields
in the United States and Mexico.
Stone Energy Corp.(1)                            10,000         597,500
Acquires and develops oil and natural
gas in the Gulf Coastal basin.
Vintage Petroleum, Inc.                          31,000         699,438
Buys oil producing properties in the
U.S. and South America.
-----------------------------------------------------------------------
                                                           $  6,401,897
-----------------------------------------------------------------------
Other Financial -- 1.4%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A          52,000    $  1,706,250
Asset management services.
-----------------------------------------------------------------------
                                                           $  1,706,250
-----------------------------------------------------------------------
Publishing -- 1.2%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                                85,000    $  1,471,563
Newspaper publisher and TV
station owner.
-----------------------------------------------------------------------
                                                           $  1,471,563
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.8%
-----------------------------------------------------------------------
Applebees International, Inc.                    45,000    $  1,364,063
Casual dining restaurant chain.
Duane Reade, Inc.(1)                             45,000       1,158,750
Drug store chain.
Sonic Corp.(1)                                   30,000         881,250
Largest chain of service drive-ins in
the U.S.
-----------------------------------------------------------------------
                                                           $  3,404,063
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.7%
-----------------------------------------------------------------------
Mens Wearhouse, Inc. (The)(1)                    40,000    $    892,500
Specialty apparel chain.
-----------------------------------------------------------------------
                                                           $    892,500
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.8%
-----------------------------------------------------------------------
Pericom Semiconductor Corp.(1)                   15,000    $  1,020,000
Develops semiconductors for notebook
computing and networking.
-----------------------------------------------------------------------
                                                           $  1,020,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Semiconductors -- 1.5%
-----------------------------------------------------------------------
Actel Corp.(1)                                   25,000    $  1,140,625
Integrated circuits producer.
QuickLogic Corp.(1)                              33,000         734,250
Produces semiconductors and software
used to save time manufacturing
semiconductor chips.
-----------------------------------------------------------------------
                                                           $  1,874,875
-----------------------------------------------------------------------
Software Services -- 7.0%
-----------------------------------------------------------------------
About.com, Inc.(1)                                9,000    $    283,500
Internet information provider.
Advent Software, Inc.(1)                         21,000       1,354,500
Provides software intergrating the
investment management process.
Broadbase Software, Inc.(1)                      35,000       1,071,875
Makes software that integrates and
analyzes customer information.
Corillian Corp.(1)                               30,000         498,750
Provides internet financial solutions.
Cysive, Inc.(1)                                  20,000         477,500
Develops e-commerce sites.
Internet.com Corp.(1)                            35,000         689,063
Publisher of internet industry news and
product reviews.
NetIQ Corp.(1)                                   20,000       1,192,500
Provides performance and availability
management software for Windows
NT-based systems.
Proxicom, Inc.(1)                                16,000         766,000
Provides software and services
for e-commerce.
SilverStream Software, Inc.(1)                   10,000         577,500
Provides application server software
and services.
SonicWALL, Inc.(1)                               13,000       1,144,813
Provides internet security solutions.
Verity, Inc.(1)                                  13,000         494,000
Makes software for accessing information
in multiple formats.
-----------------------------------------------------------------------
                                                           $  8,550,001
-----------------------------------------------------------------------
Telecommunications Services -- 4.3%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(1)              5,000    $    115,938
Telecommunication service provider.
Celeritek, Inc.(1)                               20,000         816,250
Produces radio products for
wireless communications.
iBasis, Inc.(1)                                  10,000         430,625
Provides internet telephony services.
MCK Communications, Inc.(1)                      36,000         832,500
Provides remote voice access products.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications Services (continued)
-----------------------------------------------------------------------
Media Metrix, Inc.(1)                            12,400    $    315,425
Provides internet audience measurement
products and services.
MGC Communications, Inc.(1)                      27,000       1,618,313
Provides facilities-based integrated
communication services.
Predictive Systems, Inc.(1)                      30,000       1,078,125
Offers network design, management and
security services.
-----------------------------------------------------------------------
                                                           $  5,207,176
-----------------------------------------------------------------------
Transportation -- 0.8%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)                70,000    $    980,000
Regional truckload carrier offering
computerized tracking services.
-----------------------------------------------------------------------
                                                           $    980,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $82,241,289)                           $111,973,200
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 6.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                               $     2,852    $  2,850,909
Ford Motor Credit Corp.,
6.59%, 7/3/00                                     5,036       5,034,156
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $7,885,065)                         $  7,885,065
-----------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $90,126,354)                           $119,858,265
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                     $  1,774,326
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $121,632,591
-----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $90,126,354)                           $119,858,265
Cash                                             2,352
Receivable for investments sold              1,940,040
Dividends receivable                             3,311
------------------------------------------------------
TOTAL ASSETS                              $121,803,968
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    150,800
Payable to affiliate for Trustees' fees          2,250
Accrued expenses                                18,327
------------------------------------------------------
TOTAL LIABILITIES                         $    171,377
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $121,632,591
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 91,900,680
Net unrealized appreciation (computed on
   the basis of identified cost)            29,731,911
------------------------------------------------------
TOTAL                                     $121,632,591
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $   182,216
Dividends                                     107,213
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   289,429
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   364,039
Trustees fees and expenses                      6,751
Custodian fee                                  36,582
Legal and accounting services                  12,978
Miscellaneous                                     733
-----------------------------------------------------
TOTAL EXPENSES                            $   421,083
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (131,654)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $13,254,751
-----------------------------------------------------
NET REALIZED GAIN                         $13,254,751
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   849,896
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   849,896
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $14,104,647
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $13,972,993
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (131,654) $        (263,206)
   Net realized gain                            13,254,751         23,608,135
   Net change in unrealized
      appreciation (depreciation)                  849,896          8,998,971
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     13,972,993  $      32,343,900
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     10,152,986  $       9,273,480
   Withdrawals                                 (10,316,770)       (12,544,323)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       (163,784) $      (3,270,843)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     13,809,209  $      29,073,057
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    107,823,382  $      78,750,325
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    121,632,591  $     107,823,382
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000             ----------------------------------------------------------------
                                  (UNAUDITED)                 1999               1998         1997        1996        1995
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.73%(1)              0.76%              0.76%       0.75%       0.76%       0.77%
   Net investment income
      (loss)                             (0.23)%(1)            (0.32)%            (0.26)%     (0.10)%      0.18%       0.19%
Portfolio Turnover                          77%                  103%               116%        156%         91%         81%
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $121,633              $107,823           $ 78,750     $77,969     $82,947     $73,940
----------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For six months ended June 30, 2000, $454 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% (annualized) of the Portfolio's average daily net assets. For the six months ended June 30, 2000, the fee amounted to $364,039. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $84,695,008 and $91,257,035, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $90,126,354
    -----------------------------------------------------
    Gross unrealized appreciation             $32,526,629
    Gross unrealized depreciation              (2,794,718)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $29,731,911
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122






EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
172-8/00                                                                   SESRC